Spyglass Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%		Shares	Value
Consumer Discretionary - 13.7%
DoorDash, Inc. - Class A (a)		85,059	$23,135,197
Duolingo, Inc. (a)		141,340	45,488,866
Global-e Online Ltd. (a)		1,421,761	50,842,173
Sweetgreen, Inc. - Class A (a)		2,133,502	17,025,346
			136,491,582

Financials - 12.2%
Affirm Holdings, Inc. (a)		527,968	38,583,902
Kinsale Capital Group, Inc.		75,424	32,074,810
Shift4 Payments, Inc. - Class A (a)		652,242	50,483,531
			121,142,243

Health Care - 16.5%
Ascendis Pharma AS - ADR (a)		204,414	40,639,547
Exact Sciences Corp. (a)		1,117,895	61,160,036
Illumina, Inc. (a)		221,654	21,050,480
Medpace Holdings, Inc. (a)		79,224	40,733,812
			163,583,875

Industrials - 14.6%
AAON, Inc.		562,176	52,529,725
ACV Auctions, Inc. - Class A (a)		1,637,312	16,225,762
API Group Corp. (a)		1,189,554	40,884,971
Loar Holdings, Inc. (a)		446,567	35,725,360
			145,365,818

Information Technology - 37.7%(b)
AppLovin Corp. - Class A (a)		92,527	66,484,351
Cadence Design Systems, Inc. (a)		61,003	21,427,914
Fair Isaac Corp. (a)		14,528	21,741,588
HubSpot, Inc. (a)		118,464	55,417,459
MongoDB, Inc. (a)		178,669	55,455,284
nCino, Inc. (a)		1,130,333	30,643,328
Procore Technologies, Inc. (a)		496,381	36,196,102
Samsara, Inc. - Class A (a)		1,157,330	43,110,542
Snowflake, Inc. - Class A (a)		196,983	44,429,516
			374,906,084

Real Estate - 4.5%
CoStar Group, Inc. (a)		527,393	44,496,147
TOTAL COMMON STOCKS (Cost $842,201,084)			985,985,749

TOTAL INVESTMENTS - 99.2% (Cost $842,201,084)			985,985,749
Other Assets in Excess of Liabilities - 0.8%			7,828,541
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$993,814,290

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

two	–%
ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Spyglass Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$985,985,749	$–	$–	$985,985,749
Total Investments	$985,985,749	$–	$–	$985,985,749

Refer to the Schedule of Investments for further disaggregation of investment categories.